Trade accounts and other payables	12 Months Ended
Dec. 31, 2020
Trade accounts and other payables
Note 9 - Trade accounts and other payables

As of December 31, 2020 and 2019, trade and other payables consist of the following:

	December 31,	December 31,
	2020	2019
Accounts payable	$1,101,279	$1,640,406
Salary payable	113,412	103,208
Other payable	89,349	60,580
Total payables	$1,304,040	$1,804,194